Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	¥ 1,565,700	¥ 1,831,400	¥ 1,577,400
Provision for credit losses	(121,790)	(258,795)	(7,285)
Trading account losses—net	32,262	(703,913)	(781,310)
Equity investment securities gains (losses)—net	(107,892)	113,216	18,228
Foreign exchange gains (losses)—net	153,959	(296,487)	33,739
Equity in earnings of equity method investees—net	669,400	464,054	398,147
Impairment of goodwill	(150,089)	0	(33,553)
Impairment of intangible assets	(14,353)	(15,042)	(5,151)
Reversal of (provision for) off-balance sheet credit instruments	727	(33,289)	(20,159)
Reversal of impairment of assets held for sale	0	0	134,141
Gain on sale of MUFG Union Bank	0	0	349,442
Income before income tax expense	1,795,576	1,878,226	461,312
Fixed assets:	1,383,200	1,395,000	1,368,100
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	1,566,000	1,831,000	1,577,000
Provision for credit losses	(122,000)	(259,000)	(7,000)
Trading account losses—net	(160,000)	(1,073,000)	(1,373,000)
Equity investment securities gains (losses)—net	(706,000)	1,450,000	(140,000)
Debt investment securities gains—net	828,000	300,000	516,000
Foreign exchange gains (losses)—net	70,000	(426,000)	(35,000)
Equity in earnings of equity method investees—net	669,000	464,000	398,000
Impairment of goodwill	(150,000)	0
Impairment of intangible assets	(14,000)	(15,000)	(5,000)
Reversal of (provision for) off-balance sheet credit instruments	1,000	(33,000)	(20,000)
Reversal of impairment of assets held for sale	0	0	134,000
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	0	0	(283,000)
Gain on sale of MUFG Union Bank	0	0	349,000
Loss on pension buyout	0	0	(84,000)
Other—net	(186,000)	(361,000)	(532,000)
Income before income tax expense	1,796,000	1,878,000	461,000
Fixed assets:	2,881,000	2,664,000	2,333,000
U.S. GAAP adjustments and other	1,498,000	1,269,000	965,000
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Japanese GAAP
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fixed assets:	¥ 1,383,000	¥ 1,395,000	¥ 1,368,000